Financial Statement Schedule I (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Additional Information - Financial Statement Schedule I
Restricted net assets of the entity's consolidated and unconsolidated subsidiaries not available for distribution	$ 393,532,526
Threshold percentage of restricted net assets of the entity's consolidated and unconsolidated subsidiaries	25.00%